Lease (Tables)	12 Months Ended
Dec. 31, 2022
LEASE [Abstract]
Components of operating lease expense	Components of operating lease expense are as follows (in thousands):

	Year ended December 31,
	2021	2022
Operating lease expense	$2,952	$2,737
Short-term lease expense	563	83

Total operating lease expense	$3,515	$2,820

Cash paid for amounts included in the measurement of lease liabilities
Supplemental cash flow information related to leases are as follows (in thousands):

	Year ended December 31,
	2021	2022

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$3,085	$2,788

Right-of-use assets obtained in exchange for lease liabilities

	Year ended December 31,
	2021	2022
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$2,620	$126

Supplemental balance sheet information related to operating leases	The following table presents supplemental balance sheet information related to the operating leases (in thousands):

	Year ended December 31,
Assets:	2021	2022

Operating lease right-of-use assets	$5,207	$2,479

Liabilities:
Current lease liabilities	1,999	2,039
Non-current lease liabilities	3,142	340
Total operating lease liabilities	$5,141	$2,379

Maturities of lease liabilities under operating leases	Maturities of lease liabilities under operating leases as of December 31, 2022 are as follows (in thousands):

2023	$2,107
2024	267
2025	89
2026	0
2027	0
Thereafter	0

Total future lease payments	2,463
Less: imputed interest	84

Total present value of lease liabilities	$2,379